Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

21. Subsequent Events

On April 18, 2023, the Schneyer litigation (Note 16) was settled.

On April 28, 2023 the Company closed on a $2.0 million tranche of a new convertible debt facility which enables the Company to access up to $10.0 million in aggregate principal amount of convertible notes (the “Convertible Notes”). The convertible facility has a term of three years, with an interest rate of 12.0 percent, including 6.0 percent cash and 6.0 percent paid-in-kind. The initial tranche’s principal amount of Convertible Notes outstanding, plus all paid-in-kind interest and all other accrued but unpaid interest thereunder, is convertible into Subordinate Voting Shares of the Company at the option of the holders at any time by written notice to the Company, at a conversion price equal to U.S. $0.145. For each future tranche advanced, the principal amount of Convertible Notes outstanding, plus all paid-in-kind interest and all other accrued but unpaid interest thereunder, is convertible into Subordinate Voting Shares of the Company at the option of the holders at any time by written notice to the Company, at a conversion price equal to the lesser of U.S. $0.145 or a 20.0 percent premium over the 30-day volume weighted average price of the Company’s Subordinate Voting Shares calculated on the day prior to the date on which each tranche is advanced, if permitted by the Canadian Securities Exchange. The lenders also have the right to advance any remaining undrawn funds on the convertible loan facility to the Company at any time. Finally, in connection with this financing, the Company issued 6,250,000 Warrants (the “Warrants”) to purchase Subordinate Voting Shares of the Company to the lenders. The Warrants have a term of five years with a strike price equal to U.S. $0.145. The Company does not expect to issue any additional warrants related to this convertible loan facility.

23. Subsequent Events

In January of 2023 the Company granted 7,461,109 stock options to employees with a weighted average exercise price of $0.16.

On February 24, 2023, the Company signed the fourth amendment to the existing lease agreements for the cultivation and processing facilities in New York. The amendment provides for additional tenant improvements of $4,000,000 and increases base rent by $50,000 a month.

On March 31, 2023, the Company executed a fifth amendment to its credit facility with its senior secured lender, Chicago Atlantic Admin, LLC (the “Agent”), an affiliate of Green Ivy Capital, and a group of lenders. The amended credit facility extends the maturity date on its Delayed Draw Loans to April 30, 2024, through the issuance of 13,017,624 Subordinate Voting Shares in lieu of a cash extension fee. An additional 1,982,376 Subordinate Voting Shares are issuable at the discretion of the Agent. It also provides the Company with reduced cash outlays by eliminating required amortization of the loan, and requires the Company to divest certain assets to improve its liquidity position and financial performance. The Company has the potential to extend the maturity date on its Delayed Draw Loans up to January 31, 2026 with the satisfaction of certain financial performance-related conditions, and the commitment to enter into a $10,000,000 convertible note by April 30, 2023.

As conditions of the financing activities described above, the Company also agreed to make certain corporate governance changes. Chelsea Grayson and Amber Shimpa agreed to resign from the Company’s Board of Directors, effective immediately. The resignations of Ms. Grayson and Ms. Shimpa resulted in a reduction in the number of current members of the Company’s Board to five. Furthermore, Executive Chairman Dr. Kyle Kingsley has agreed to convert his 65,411 Super Voting Shares of Goodness Growth into 6,541,100 Subordinate Voting Shares of Goodness Growth. Following the conversions, there will be no Goodness Growth Super Voting Shares issued and outstanding, which will have the effect of retiring the enhanced voting rights of the Company’s class of Super Voting Shares.